Related party transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of related party [Abstract]
Compensation costs paid to directors	$ 884	$ 880	$ 949
Compensation costs paid to executives	$ 2,370	$ 4,055	$ 4,601